Description of Business	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Description of Business

1.  Description of Business

VistaGen Therapeutics, Inc., a Nevada corporation, is a clinical-stage biopharmaceutical company committed to developing and commercializing product candidates for patients with depression, other diseases and disorders related to the central nervous system (CNS), and cancer.  Our principal executive offices are located at 343 Allerton Avenue, South San Francisco, California 94080, and our telephone number is (650) 577-3600. Our website address is www.vistagen.com. Unless the context otherwise requires, the words “VistaGen Therapeutics, Inc.” “VistaGen,” “we,” “the Company,” “us” and “our” refer to VistaGen Therapeutics, Inc., a Nevada corporation.

VistaGen Therapeutics, Inc., a California corporation incorporated on May 26, 1998 (VistaGen California), is our wholly-owned subsidiary. Pursuant to a strategic merger transaction on May 11, 2011, we acquired all outstanding shares of VistaGen California in exchange for 341,823 shares of our common stock (Merger), and assumed all of VistaGen California’s pre-Merger obligations. The Consolidated Financial Statements in this report also include the accounts of VistaGen California’s two wholly-owned subsidiaries, Artemis Neuroscience, Inc., a Maryland corporation, and VistaStem Canada, Inc., a corporation organized under the laws of Ontario, Canada.

Our lead product candidate, AV-101, is an orally-active small molecule prodrug in Phase 2 development for Major Depressive Disorder (MDD).  AV-101’s mechanism of action (MOA), as an N-methyl-D-aspartate receptor (NMDAR) antagonist binding selectively at the glycine-binding (GlyB) co-agonist site of the NMDAR, is fundamentally different from all currently-approved antidepressants.  In three preclinical studies utilizing well-validated animal models of depression, AV-101 was shown to induce fast-acting, dose-dependent, persistent and statistically significant antidepressant-like responses, following a single treatment, which were equivalent to response seen with a single sub-anesthetic dose of ketamine.  In the same studies, fluoxetine did not induce rapid onset antidepressant-like responses.  Preclinical studies also support the hypothesis that AV-101 has potential to treat several additional CNS disorders, including chronic neuropathic pain, epilepsy and neurodegenerative diseases, such as Parkinson’s disease and Huntington’s disease where modulation of the NMDAR may have therapeutic benefit.

Following our two successful randomized, double-blind, placebo-controlled Phase 1 safety studies funded by the U.S. National Institutes of Health (NIH), AV-101 is the only small molecule product candidate known to management that is (A) in Phase 2 clinical development as a monotherapy for MDD, (B) designed to modulate the NMDAR through antagonistic binding at the GlyB co-agonist site of the NMDAR and (C) orally-active in human subjects.

In February 2015, we entered a Cooperative Research and Development Agreement (CRADA) with the U.S. National Institute of Mental Health (NIMH), part of the NIH. Under this agreement, we will collaborate with the NIH on a Phase 2 clinical study of AV-101 in subjects with treatment resistant Major Depressive Disorder. Pursuant to the CRADA, this study will be conducted and fully-funded by the NIMH. It is contemplated that this clinical study will begin this year under the direction of Dr. Carlos Zarate, Jr., the NIMH’s Chief of Experimental Therapeutics & Pathophysiology Branch and of the Section on Neurobiology and Treatment of Mood and Anxiety Disorders.

In addition to developing AV-101 for MDD and other CNS indications, we are using our stem cell technology platform for drug rescue –to identify and develop proprietary new chemical entities (NCEs) for our internal drug candidate pipeline by leveraging our in vitro bioassay systems, prior investment by pharmaceutical companies and others to discover, optimize and test for efficacy NCEs terminated before FDA approval due to unexpected toxicity and medicinal chemistry. Our CardioSafe 3D™ bioassay system uses our human pluripotent stem cell (hPSC)-derived cardiomyocytes, or heart cells. Our LiverSafe 3D™bioassay system uses our stem cell-derived hepatocytes, or liver cells. We believe CardioSafe 3D and LiverSafe 3D offer a new paradigm for evaluating and predicting potential heart and liver toxicity of NCEs, including potential drug rescue NCEs, early in development, long before costly, high risk animal studies and human clinical trials.  We intend to develop each optimized drug rescue NCE internally to establish in vitro and in vivo preclinical proof-of-concept (POC), as to both efficacy and safety, using both established in vitro and in vivo models, as well as in CardioSafe 3D and, when available, LiverSafe 3D.

Although we have previously generated approximately $16.4 million of revenue from grant awards and collaborations, we currently have no commercially available, revenue-generating products and, since inception, we have devoted substantially all of our time and efforts to development of AV-101 for CNS indications and our human pluripotent stem cell technology research and development programs, including, customized bioassay system development, creating, protecting and patenting intellectual property, recruiting personnel and raising working capital.